Leases	3 Months Ended
Mar. 31, 2026
Gravitics Inc [Member]
LeasesLineItems [Line Items]
Leases

6. Leases

The Company has entered into one noncancellable operating lease for office and manufacturing space, with a term ending in 2029. The Company determines if a contract is or contains a lease based on its relevant terms in accordance with ASC 842, including whether it conveys to the Company the right to obtain substantially all of the economic benefits of the identified leased asset and to direct its use.

The components of lease cost for the three months ended March 31, 2026 and 2025 were as follows (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
Operating lease cost	$176	$176
Variable lease cost	58	13
Total lease cost	$234	$189

Other information related to leases are as follows (amounts in thousands):

	For the Three Months Ended March 31,
	2026	2025
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operations for operating leases	$188	$132

	As of March 31,	As of December 31,
	2026	2025
Weighted-average remaining lease term - operating leases (years)	3.1	3.3
Weighted-average discount rate - operating leases	8.3%	8.3%